RELATED PARTY TRANSACTIONS - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Professional fees	$ 1,000	$ 0
Short term employee benefit	0	0
Administrative share based payment	5,688,000	10,433,000
Exploration expenses	1,530,000	484,000
Recoveries from related party	10,000	15,000
Due from related party Included in receivable	$ 6,000	$ 5,000